Goodwill (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 26,910
Description of estimated future revenue projection	The projections assumed a significant revenue decline of 51% in 2025, followed by a rebound with 5% growth in 2026, and a return to a normalized annual growth rate of 2% through 2029 (2023: 3.0%). The model also assumed an earnings margin of 21.0% (2023: 19.7%). A terminal growth rate was applied to cash flows beyond the forecast period.
Weighted average cost of capital percentage	17.50%	15.60%